Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2022	Dec. 31, 2021
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	75.00%	85.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	25.00%	15.00%